Document and Entity Information - shares	6 Months Ended
	Nov. 30, 2020	Mar. 04, 2021
Document And Entity Information
Entity Registrant Name	Marquie Group, Inc.
Entity Central Index Key	0001434601
Document Type	10-Q/A
Document Period End Date	Nov. 30, 2020
Amendment Flag	true
Amendment Description	This amendment is for the sole purpose of filing the XBRL financial report.
Current Fiscal Year End Date	--05-31
Is Entity's Reporting Status Current?	Yes
Is Entity Emerging Growth Company?	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Common Stock, Shares Outstanding		2,992,682,598
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2020
Entity File Number	000-54163
Entity Shell Company?	false
Entity Interactive Data Current	No